DERIVATIVE FINANCIAL INSTRUMENTS - Balance Sheet Items (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
Total derivative financial assets (liabilities)	$ 61.7	$ 54.1	$ 45.7
Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative financial assets	63.1	54.5	57.6
Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative financial liabilities	$ (1.4)	$ (0.4)	$ (11.9)